BASIS OF PRESENTATION, LIQUIDITY (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Cash and cash equivalents	$ 79,749	$ 83,922	$ 77,050	$ 77,824
Working capital	78,500
Subsidiaries | China
Cash and cash equivalents	7,900	$ 13,500
Accumulated profit determined in accordance with accounting standards of a particular country that can be paid as dividends	$ 0